Stated capital - Awards available for issue under the LTIP (Details) - SARs - LTIP - shares	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Number of awards
Number of awards available for issue (in shares)	91,315,000	105,265,000	117,100,000	120,000,000
Issued during the period (in shares)	(10,000,000)	(13,950,000)	(11,835,000)	(2,900,000)
Number of awards available for issue (in shares)	81,315,000	91,315,000	105,265,000	117,100,000